Prepaid and Other Current Assets (Details) - Schedule of Prepaid and Other Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid insurance	$ 213,045	$ 624,033
Other prepaid expense	109,879	55,356
Security deposit	133,010	122,570
Total prepaid and other current assets	$ 455,934	$ 801,959